Income Taxes - Schedule of Deferred Taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Net operating loss	$ 82,031	$ 77,082
Credit carryforwards	10,143	6,971
Stock-based compensation	3,149	2,782
Lease liability	9,288	868
Reserves, accruals and other	1,152	1,556
Total deferred tax assets	105,763	89,259
Valuation allowance	(96,044)	(87,326)
Total deferred tax assets, net	9,719	1,933
Deferred tax liabilities:
Fixed asset basis and other	(858)	(1,038)
ROU asset basis	(8,861)	(859)
Total deferred tax liabilities	(9,719)	(1,897)
Net deferred tax assets	$ 0	$ 36